RELATED PARTY TRANSACTIONS (Details Narrative)				1 Months Ended				9 Months Ended		12 Months Ended
	Oct. 02, 2016 USD ($)	Nov. 04, 2015 USD ($) $ / shares shares	Nov. 02, 2015 USD ($)	Aug. 17, 2015 USD ($)	Mar. 27, 2015 USD ($)	Dec. 29, 2014 USD ($)	Nov. 21, 2014 USD ($)	Sep. 30, 2017 USD ($) shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Sep. 30, 2017 EUR (€) shares	Nov. 04, 2015 EUR (€)	Jul. 22, 2009 shares
Shares issued | shares								12,825,393		12,587,053	12,563,053		12,825,393
Repayment of related party debt								$ 232,051	$ 21,914	$ 15,300	$ 3,000
Officers and directors [Member]
Shares issued | shares															2,000,000
DOC Pharma S.A. [Member]
Prepaid balance								$ 410,991		$ 69
Description for prepaid balance percentage								over 10.3% of the Company’s total prepaid balance		Over 13% of the Company's total prepaid balance
Due to related party										$ 69	121,063
DOC Pharma S.A. [Member] | Loan agreement [Member]
Debt outstanding amount								$ 14,176
Short term debt, borrowing capacity			$ 12,662
Payment of miscellaneous bills			$ 12,000
Interest rate			2.00%
Maturity date			Oct. 31, 2016
Accrued interest			$ 308					612
DOC Pharma S.A. [Member] | Loan agreement [Member] | On November 1, 2015 [Member]
Short term debt, borrowing capacity								12,662
Payment of miscellaneous bills								$ 12,000
Interest rate								2.00%
Maturity date								Oct. 31, 2016
Grigorios Siokas [Member]
Prepaid balance										15,454
Due to related party	$ 5,276										10,906
Debt outstanding amount								$ 7,088		5,276
Repayment of related party debt										10,906
Short term debt, borrowing capacity								1,181
Maturity date	Oct. 01, 2017
Grigorios Siokas [Member] | On October 1, 2016 [Member]
Due to related party								$ 5,276
Maturity date								Oct. 01, 2017
Grigorios Siokas [Member] | Loan payable [Member]
Due to related party								$ 559,488		95,496
Debt outstanding amount								521,096		95,496
Repayment of related party debt								145,300
Ourania Matsouki [Member]
Due to related party								64,982		47,479	4,908
Debt outstanding amount								31,373		47,479
Repayment of related party debt								86,751		4,908
Konstantinos Vassilopoulos [Member]
Debt outstanding amount								369
Repayment of related party debt								9,810
Payment of miscellaneous bills										10,179
Dimitrios Goulielmos [Member]
Aggregate forgiveness of related party notes		$ 142,860									$ 362,859
Accrued interest expense										0
Debt instrument decrease accrued interest forgiveness		806
Gain on forgiveness of accrued salaries												$ 173,092
Due to related party				$ 50,000	$ 70,000	$ 3,000	$ 401,115			147,728				€ 200,000
Debt outstanding amount								102,182
Repayment of related party debt								63,200		$ 63,312
Interest rate				2.00%	2.00%		2.00%
Maturity date							May 11, 2015
Accrued interest | €													€ 0
Dimitrios Goulielmos [Member] | MediHelm S.A. [Member]
Due to related party								220,988
Dimitrios Goulielmos [Member] | Loan agreement [Member]
Due to related party						$ 100,000
Interest rate						2.00%
Maturity date						Jun. 30, 2015
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member]
Aggregate forgiveness of related party notes		$ 200,000
Sale of stock, number of shares issued | shares		95,000,000
Share price | $ / shares		$ 1.00
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member] | Other obligations [Member] | Minimum [Member]
Pledging for repayments of various liabilities under agreement		$ 5,000
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member] | Other obligations [Member] | Maximum [Member]
Pledging for repayments of various liabilities under agreement		10,000
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member] | The Amplerissimo tax liability [Member]
Pledging for repayments of various liabilities under agreement		817,811
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member] | Terzis [Member]
Pledging for repayments of various liabilities under agreement		2,400
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member] | Accounting fees [Member]
Pledging for repayments of various liabilities under agreement		3,000
Dimitrios Goulielmos [Member] | November 2015 Stock Purchase Agreement [Member] | Malone bailey [Member]
Pledging for repayments of various liabilities under agreement		$ 16,357
Mr. Siokas [Member]
Prepaid balance								$ 70,459